KEY MANAGEMENT PERSONNEL'S REMUNERATION	12 Months Ended
Dec. 31, 2018
KEY MANAGEMENT PERSONNEL'S REMUNERATION [abstract]
Disclosure of key management personnel's remuneration
8.	KEY MANAGEMENT PERSONNEL'S REMUNERATION

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly, including any director (whether executive or otherwise) of the Company.

(i)	Directors' remuneration

		Salaries			Total
		allowances	Performance	Pension	paid/payable
		and benefits	related	scheme	during
	Fees (1)	in kind (1)	bonuses (1)	contributions	the year
	RMB'000	RMB'000	RMB'000	RMB'000	RMB'000

2016
Executive directors:

Yang Hua(2)(8)	-	-	-	-	-
Yuan Guangyu(2)(6)	-	94	78	70	242
Li Fanrong(2)	-	92	454	59	605

Subtotal	-	186	532	129	847

Non-executive directors:

Liu Jian(4)(10)	-	-	-	-	-
Wu Guangqi(3)(5)(9)	-	92	454	59	605
Lv Bo(5)	-	-	-	-	-

Subtotal	-	92	454	59	605

Independent non-executive directors:
Chiu Sung Hong	957	-	-	-	957
Lawrence J. Lau	812	-	-	-	812
Tse Hau Yin, Aloysius	957	-	-	-	957
Kevin G. Lynch	812	-	-	-	812
Subtotal	3,538	-	-	-	3,538
Total	3,538	278	986	188	4,990

		Salaries			Total
		allowances	Performance	Pension	paid/payable
		and benefits	related	scheme	during
	Fees (1)	in kind (1)	bonuses (1)	contributions	the year
	RMB'000	RMB'000	RMB'000	RMB'000	RMB'000

2017
Executive directors:

Yuan Guangyu(2)(6)	-	197	455	134	786
Xu Keqiang(7)	-	146	162	94	402

Subtotal	-	343	617	228	1,188

Non-executive directors:

Yang Hua(2)(8)	-	-	-	-	-
Liu Jian(4)(10)	-	-	-	-	-
Wu Guangqi(3)(5)(9)	-	-	-	-	-

Subtotal	-	-	-	-	-

Independent non-executive directors:
Chiu Sung Hong	972	-	-	-	972
Lawrence J. Lau	824	-	-	-	824
Tse Hau Yin, Aloysius	972	-	-	-	972
Kevin G. Lynch	824	-	-	-	824
Subtotal	3,592	-	-	-	3,592
Total	3,592	343	617	228	4,780

2018
Executive directors:

Yuan Guangyu(2)(6)	-	231	546	143	920
Xu Keqiang(7)	-	231	467	143	841

Subtotal	-	462	1,013	286	1,761

Non-executive directors:

Yang Hua(2)(8)	-	-	-	-	-
Wang Dongjin(9)(11)	-	-	-	-	-
Liu Jian(4)(10)	-	-	-	-	-
Wu Guangqi(3)(5)(9)	-	-	-	-	-

Subtotal	-	-	-	-	-

Independent non-executive directors:
Chiu Sung Hong	946	-	-	-	946
Lawrence J. Lau	802	-	-	-	802
Tse Hau Yin, Aloysius	946	-	-	-	946
Kevin G. Lynch	802	-	-	-	802
Subtotal	3,496	-	-	-	3,496
Total	3,496	462	1,013	286	5,257

Notes:

(1)	Fees, salaries, allowances, benefits in kind and performance related bonuses represent the gross amount (before applicable individual salary tax) paid/payable to individual directors.

(2)

On June 15, 2016, Mr. Yang Hua was re-designated as an Executive Director and appointed as the Chief Executive Officer of the Company. Mr. Yuan Guangyu was appointed as an Executive Director and the President of the Company. Mr. Li Fanrong resigned as an Executive Director, the Chief Executive Officer and the President of the Company.

(3)	On June 15, 2016, Mr. Wu Guangqi was re-designated as a Non-executive Director of the Company and resigned as the Compliance Officer of the Company.

(4)	On December 20, 2016, Mr. Liu Jian was appointed as the Vice Chairman and a Non-executive Director of the Company.

(5)

On December 20, 2016, Mr. Wu Guangqi was appointed as a member of the Remuneration Committee of the Company. Mr. Lv Bo resigned as a Non-executive Director and a member of the Remuneration Committee of the Company.

(6)	On April 18, 2017, Mr. Yuan Guangyu was appointed as the Chief Executive Officer of the Company. Mr. Yuan Guangyu resigned as the President of the Company.

(7)	On April 18, 2017, Mr. Xu Keqiang was appointed as an Executive Director and the President of the Company.

(8)	On April 18, 2017, Mr. Yang Hua was re-designated as a Non-executive Director of the Company and resigned as the Chief Executive Officer of the Company. He remains as the Chairman of the Board.

(9)

On April 27, 2018, Mr. Wang Dongjin was appointed as a Non-executive Director and a member of the Remuneration Committee of the Company. Mr. Wu Guangqi resigned as a Non-executive Director and a member of the Remuneration Committee of the Company.

(10)	On August 16, 2018, Mr. Liu Jian resigned as the Vice Chairman and a Non-executive Director of the Company.

(11)	On December 5, 2018, Mr. Wang Dongjin, a Non-executive Director, was appointed as the Vice Chairman of the Company.

The Company has adopted the share option schemes for the grant of options to the Company's directors. The fair value of share options for the directors is measured according to the Group's accounting policies as set out in note 3. No Directors exercised any share option in 2016, 2017 or 2018. No new share option was granted to Directors in respect of their services to the Group under the applicable share option schemes of the Company in 2016, 2017 or 2018. Further details of share option scheme and valuation techniques are set out in note 27.

Save as disclosed above, there was no arrangement under which a director waived or agreed to waive any remuneration during the year. In 2016, 2017 and 2018, the executive directors' remuneration shown above were for their services in connection with the management of the affairs of the Company. The other directors' remuneration shown above were for their services as directors of the Company.

(ii)	Other key management personnel's (excluding Directors') remuneration

	2016	2017	2018

Short term employee benefits	7	9	9
Pension scheme contributions	1	1	1
Amount paid/payable during the year	8	10	10

The bands of the remuneration of other key management personnel (excluding Directors) and the related number of members of other key management personnel (excluding Directors) are as follows:

	Number of employees
	2016	2017	2018

Nil to RMB 2,000,000	10	12	9
	10	12	9